Significant Accounting Policies (Details) - Schedule of lease payments receivable ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Schedule of lease payments receivable [Abstract]
2022	¥ 180,735
2023	59,122
2024	19,889
2025	6,483
2026	2,164
Thereafter	1,151
Total	¥ 269,544